Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of Reconciliation of Changes in Property, Plant and Equipment	The applicable estimated useful lives are as follows:

Laboratory equipment:	5 years
Office equipment:	3 years
IT hardware:	2 years

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2022
Cost
At January 1, 2022	8,754	711	1,199	9,616	607	20,887
Additions	1,019	20	121	—	17	1,177
Disposals	(127)	—	(5)	—	—	(132)
At December 31, 2022	9,646	731	1,315	9,616	624	21,932
Accumulated depreciation
At January 1, 2022	(7,164)	(653)	(1,012)	(3,615)	(298)	(12,741)
Depreciation charge for the year	(623)	(34)	(165)	(1,200)	(66)	(2,088)
Disposals	127	—	5	—	—	132
At December 31, 2022	(7,660)	(687)	(1,172)	(4,815)	(364)	(14,697)
Carrying amount at December 31, 2022	1,986	44	143	4,802	260	7,235

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2021
Cost
At January 1, 2021	8,337	660	1,119	9,616	317	20,049
Additions	438	51	154	—	290	933
Disposals	(22)	—	(74)	—	—	(96)
At December 31, 2021	8,754	711	1,199	9,616	607	20,887
Accumulated depreciation
At January 1, 2021	(6,602)	(617)	(757)	(2,414)	(273)	(10,662)
Depreciation charge for the year	(583)	(36)	(329)	(1,200)	(25)	(2,174)
Disposals	22	—	74	—	—	96
At December 31, 2021	(7,164)	(653)	(1,012)	(3,615)	(298)	(12,741)
Carrying amount at December 31, 2021	1,590	59	186	6,001	309	8,146